Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Federal net operating loss carryforward	$ 169,000,000
Federal general business credit carryforward	231,000
Federal net operating loss carryforwards and general business credit carryforward, expiration year	2031
Net capital loss carryforward	323,000
Charitable contribution carryforward	$ 742,000
Net capital loss and charitable contribution carryforward, expiration year	2016